Income Taxe Expense - Summary of Income Tax Recognised in Profit or Loss (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax expenses
In respect of the current period	$ 79,379
Adjustments for prior periods	19,842
Income tax expenses recognized in profit or loss	99,221
Loss before income tax	(51,283,196)	$ (31,590,582)	$ (16,971,289)
Income tax benefits calculated at the statutory rate	(8,718,143)	(5,370,399)	(2,885,119)
Tax effect of income not taxable in determining taxable income	(19,769)	(870,151)
Non-deductible expenses in determining taxable income	361,600	648,651	84,196
Tax credits for research and development expenditures	(245,802)	(1,467,816)	(521,234)
Unrecognized loss carryforwards	7,688,535	6,044,928	3,022,607
Tax effect of share of results of associates and joint venture	74,125	405,712
Effect of different tax rates of group entities operating in other jurisdictions	917,106	$ 609,075	$ 299,550
Others	$ (17,811)